Share-Based and Other Compensation Plans	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based and Other Compensation Plans

Note 5 Share-Based and Other Compensation Plans

In April 2013, our board of directors adopted the amended and restated Intelsat Global, Ltd. 2008 Share Incentive Plan (as amended, the “2008 Equity Plan”). Also in April 2013, our board of directors adopted the Intelsat S.A. 2013 Equity Incentive Plan (the “2013 Equity Plan”). No new awards may be granted under the 2008 Equity Plan.

The 2013 Equity Plan provides for a variety of equity based awards, including incentive stock options (within the meaning of Section 422 of the United States Internal Revenue Service Tax Code), restricted shares, restricted share units (“RSUs”), other share-based awards and performance compensation awards. Effective June 16, 2016, we increased the aggregate number of common shares authorized for issuance under the 2013 Equity Plan to 20.0 million common shares. The total aggregate number of shares available for future issuance under the 2013 Equity Plan was 10.6 million as of December 31, 2016.

For all share-based awards, we recognize the compensation costs over the vesting period during which the employee provides service in exchange for the award. During the years ended December 31, 2014, 2015 and 2016, we recorded compensation expense of $22.5 million, $25.8 million, and $23.2 million, respectively.

Stock Options

Stock options generally expire 10 years from the date of grant. In some cases, options have been granted which expire 15 years from the date of grant. The options vest monthly over service periods ranging from two to five years.

Stock Option activity during 2016 was as follows:

	Number of Stock Options (in thousands)	Weighted Average Exercise price	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value (in millions)
Outstanding at January 1, 2016	1,163	$20.42
Granted	1,500	3.70
Modified—amended options(1)	923	3.77
Modified—original options(1)	(923)	22.80
Forfeited	(80)	3.77
Expired	(292)	9.22

Outstanding at December 31, 2016	2,291	$3.82	7.6	$—

Exercisable at December 31, 2016	1,473	$3.91	6.8	$—

(1)	During the year ended December 31, 2016, 0.5 million stock options under the 2008 Equity Plan and 0.4 million stock options under the 2013 Equity Plan were amended in order to modify the exercise price to $3.77 per option.

We measure the fair value of stock options at the date of grant using a Black-Scholes option pricing model. We granted 1.5 million stock options during the year ended December 31, 2016. These options vest over a service period of two or three years. The fair value was measured using the Black-Scholes option pricing model and the following assumptions were used: risk-free interest rates of 1.6% to 1.9%; dividend yield of 0.0%; expected volatility of 60%; and expected life of six to seven years. The weighted average grant date fair value of options granted during the year ended December 31, 2016 was $2.25 per option.

The total intrinsic value of stock options exercised during the years ended December 31, 2014 and 2015 was $2.6 million and $0.3 million, respectively. No stock options were exercised during the year ended December 31, 2016. As of December 31, 2016, there was $1.6 million of total unrecognized compensation cost related to unvested options, which is expected to be recognized over a weighted average period of 1.2 years.

During the years ended December 31, 2014, 2015 and 2016, we recorded compensation expense of $3.0 million, $0.8 million and $2.6 million, respectively, including compensation expense from option modifications in 2014 and 2016, further described below. During the years ended December 31, 2014 and 2015, we received cash of $1.0 million and $0.2 million, respectively, from the exercise of stock options. No stock options were exercised during the year ended December 31, 2016.

Anti-Dilution Options

In connection with the our initial public offering of common shares in April 2013 (the “IPO”) and upon consummation of the IPO, options were granted to certain individuals in accordance with the existing terms of their side letters to a management shareholders agreement to which we are a party, which, when taken together with the common shares received in connection with the reclassification of our outstanding former Class B Shares at the time of our IPO, preserved their ownership interests represented by their outstanding former Class B Shares immediately prior to the reclassification.

These options generally expire 10 years from the date of the grant.

Anti-Dilution Option activity during 2016 was as follows:

	Number of Stock Options (in thousands)	Weighted Average Exercise price	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value (in millions)
Outstanding at January 1, 2016	2,016	$18.00
Modified—amended options(1)	700	4.16
Modified—original options(1)	(700)	18.00
Expired	(406)	18.00

Outstanding at December 31, 2016	1,610	$11.98	6.1	$—

Exercisable at December 31, 2016	1,610	$11.98	6.1	$—

(1)	During the year ended December 31, 2016, 0.7 million anti-dilution stock options under the 2008 Equity Plan were amended in order to modify the exercise price to $4.16 per option.

We measure the fair value of anti-dilution option grants at the date of grant using a Black-Scholes option pricing model. There were no anti-dilution options granted during the years ended December 31, 2014, 2015 and 2016.

The total intrinsic value of anti-dilution options exercised during the year ended December 31, 2014 was $0.6 million. During the year ended December 31, 2014, we recorded compensation expense associated with anti-dilution option awards of $4.1 million related to 2014 option modifications further described below. No compensation expense was recorded for these awards during the year ended December 31, 2015. During the year ended December 31, 2016, we recorded compensation expense associated with anti-dilution option awards of $1.0 million related to 2016 option modifications further described below.

During the year ended December 31, 2014, we received cash of $3.2 million from the exercise of anti-dilution options. There were no anti-dilution options exercised in 2015 or 2016.

2014 Option modifications

During the year ended December 31, 2014, 1.9 million stock options, including 1.6 million anti-dilution options, were amended to (a) extend the expiration date by five years; and (b) extend the duration of exercisability from one year to three years after ceasing to be an employee of the company. We estimated an additional expense of $2.52 per option resulting from the amendment, being the difference between the fair value of the amended option and the fair value of the original award before amendment. The fair value was measured using the Black-Scholes option pricing model and the following assumptions were used:

For the fair value of the amended options: risk-free interest rates of 1.3%; dividend yields of 0.0%; expected volatility of 45%; and expected life of 4.1 years.

For the fair value of the original award before amendment: risk-free interest rates of 0.3%; dividend yields of 0.0%; expected volatility of 45%; and expected life of 1.6 years.

All such options were fully vested and we recognized an additional compensation expense associated with such options of $4.7 million during the year ended December 31, 2014, which has been included in the respective sections above.

2016 Option modifications

During the year ended December 31, 2016, we amended 1.2 million stock options under the 2008 Equity Plan (including 0.7 million of anti-dilution options), and 0.4 million stock options under the 2013 Equity Plan in order to modify the exercise prices to $4.16 for the anti-dilution options and to $3.77 for the remainder. As a result of the change, we estimated the difference between fair value of the amended options and the fair value of the original awards before settlement. The fair value was measured using the Black-Scholes option pricing model and the following assumptions were used for the amended options and the original awards before amendment: risk-free interest rates of 0.8% to 1.5%; dividend yields of 0.0%; expected volatility of 50-60%; and expected life of one to four years.

All such options were fully vested and we recognized additional compensation expense associated with the modifications of $2.0 million for the year ended December 31, 2016, which has been included in the respective sections above.

Time-based RSUs

Time-based RSUs vest over periods ranging from one to three years from the date of grant.

Time-based RSUs activity during 2016 was as follows:

	Number of RSUs (in thousands)	Weighted Average grant date fair value	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value (in millions)
Outstanding at January 1, 2016	2,880	$16.13
Granted	1,701	1.67
Vested	(814)	15.70
Forfeited	(173)	14.42

Outstanding at December 31, 2016	3,594	$9.52	1.4	$9.6

The fair value of time-based RSUs is deemed to be the market price of common shares on the date of grant. The weighted average grant date fair value of time-based RSUs granted during the years ended December 31, 2014, 2015, and 2016 was $17.45, $11.64, and $1.67, respectively. The total intrinsic value of time-based RSUs vested during the years ended December 31, 2014, 2015 and 2016 was $8.6 million, $8.0 million, and $1.7 million, respectively. As of December 31, 2016, there was $14.0 million of total unrecognized compensation cost related to unvested time-based RSUs, which is expected to be recognized over a weighted average period of 1.4 years.

During the years ended December 31, 2014, 2015, and 2016, we recorded compensation expense associated with these time-based RSUs of $13.0 million, $22.8 million, and $17.9 million, respectively.

Performance-based RSUs

Performance-based RSUs vest after three years from the date of grant upon achievement of certain performance conditions. These grants are subject to vesting upon achievement of an adjusted EBITDA target and achievement of a relative shareholder return (“RSR”), which is based on the Company’s relative shareholder return percentile ranking versus the S&P 900 Index target as defined in the grant agreement.

Performance-based RSUs activity during 2016 was as follows:

	Number of RSUs (in thousands)	Weighted Average grant date fair value	Weighted Average remaining contractual term (in years)	Aggregate intrinsic value (in millions)
Outstanding at January 1, 2016	1,195	$17.48
Granted	1,186	0.94
Cancelled	(461)	21.96
Forfeited	(91)	5.62

Outstanding at December 31, 2016	1,829	$6.22	1.6	$4.9

We measure the fair value of performance-based RSUs at the date of grant using the market price of our common shares (to measure the award based on an adjusted EBITDA target) and a Monte Carlo simulation model (to measure the award based on an RSR target).

The weighted average grant date fair value of performance-based RSUs granted during the years ended December 31, 2014, 2015, and 2016 was $21.48, $8.97, and $0.94, respectively. As of December 31, 2016, there was $1.4 million of total unrecognized compensation cost related to unvested performance-based RSUs, which is expected to be recognized over a weighted average period of 1.6 years.

Achievement of the adjusted EBITDA target for awards granted in 2014 and 2015 is not currently considered probable, therefore, no compensation cost associated with these awards (based on the adjusted EBITDA condition) was recognized during the years ended December 31, 2014 and 2015. We recorded compensation expense associated with the RSR portion of performance-based RSUs of $2.4 million and $2.2 million, during the years ended December 31, 2014 and 2015, respectively. Achievement of the adjusted EBITDA target for awards granted in 2016 is currently considered probable, and we recorded compensation expense associated with these awards (based on the adjusted EBITDA condition and the RSR portion of performance-based RSUs) of $1.7 million during the year ended December 31, 2016.